Stock Option Plan - Summary of Information about Stock Options (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
17.20 to 25.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 17.20
Upper limit	$ 25.79
25.80 to 38.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 25.80
Upper limit	$ 38.70
38.71 to 45.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 38.71
Upper limit	$ 45.75